CAPITAL AND FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2024
CAPITAL AND FINANCIAL RISK MANAGEMENT
Schedule of translation impact on income before income and mining taxes and equity	The following table sets out the translation impact, based on financial instruments in place as at December 31, 2024

Positive (negative) impact on
Income before Income and
Mining Taxes and on Equity
Canadian dollar	$(15,979)
Australian dollar	$(3,675)
Euro	$(4,734)
Mexican peso	$786

Schedule of carrying amounts of financial instruments with exposure to credit risk

	As at	As at
	December 31,	December 31,
	2024	2023
Cash and cash equivalents	$926,431	$338,648
Trade receivables (Notes 6, 8A and 19)	7,646	8,148
Fair value of derivative financial instruments (Notes 6 and 21)	1,348	50,786
Short-term investments (Note 8A)	7,306	10,199
Non-current loans receivable (Note 8B)	12,039	10,108
Total	$954,770	$417,889

Schedule of lease financing, long-term debt, and total equity

	As at	As at
	December 31,	December 31,
	2024	2023
Lease obligations (Note 13)	$139,226	$161,548
Long-term debt (Note 14)	1,142,956	1,843,086
Total equity	20,832,900	19,422,915
Total	$22,115,082	$21,427,549

Schedule of changes in liabilities arising from financing activities

	As at	Changes from			As at
	December 31,	Financing Cash	Foreign		December 31,
	2023	Flows	Exchange	Other(i)	2024
Long-term debt	$1,843,086	(703,544)	—	3,414	$1,142,956
Lease obligations	161,548	(47,319)	1,271	23,726	139,226
Total liabilities from financing activities	$2,004,634	(750,863)	1,271	27,140	$1,282,182

Note:

(i)	Includes the amortization of deferred financing costs on long-term debt reflected in finance costs and lease obligation additions.